Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Warrants [Abstract]
Outstanding warrants to purchase common stock

The following table summarizes outstanding warrants to purchase Common Stock as of June 30, 2012 and December 31, 2011:

	Number of Warrants
Liability-classified warrants	As of June 30, 2012	As of December 31, 2011	Exercise Price	Expiration Dates
Issued in Series A Preferred Stock offering	6,512,984	3,256,492	$0.25	Oct. 2014
Issued in March 2010 offering	9,835,210	4,917,602	0.25	Mar. 2015
Issued in Series B Preferred Stock offering	19,232,183	9,616,086	0.25	Jul.-Nov. 2015
Issued in Series D Preferred Stock offering	30,893,280	15,446,640	0.25	Dec. 2015-Mar. 2016
Issued in Series E Preferred Stock offering	36,788,400	0	0.30	May-June 2017
Issued with Convertible Notes	14,069,696	0	0.30	June 2017

	117,331,753	33,236,820

Equity-classified warrants
Issued in June 2011 equity financing	152,711	152,711	$0.90	June 2016
Issued to placement agents in August 2011 equity financing	1,252,761	1,252,761	0.55	August 2016
Issued in August 2011 equity financing	14,493,310	14,493,310	0.75	August 2016

	15,898,782	15,898,782

Total	133,230,535	49,135,602

	Number of Warrants	Exercise Price	Expiration Dates
Liability-classified warrants
Issued in Series A Preferred Stock offering	3,256,492	$0.50	Oct. 2014
Issued in March 2010 offering	4,917,602	0.50	Mar. 2015
Issued in Series B Preferred Stock offering	9,616,086	0.50	Jul.-Nov. 2015
Issued in Series D Preferred Stock offering	15,446,640	0.50	Dec. 2015-Mar. 2016

	33,236,820

Equity-classified warrants
Issued in June 2011 equity financing	152,711	$0.90	June 2016
Issued to placement agents in August 2011 equity financing	1,252,761	0.55	August 2016
Issued in August 2011 equity financing	14,493,310	0.75	August 2016

	15,898,782

Total	49,135,602

Summary of roll forward of the warrants to purchase Common Stock

The following is a roll forward of the warrants to purchase Common Stock activity through June 30, 2012:

	Number of shares	Weighted- average exercise price
Outstanding at December 31, 2011	49,135,602	$0.58
Issued	50,858,096	$0.30
Additional warrants issued due to anti-dilution provision	33,236,837	$0.25
Exercised	0	$0

Outstanding at June 30, 2012	133,230,535	$0.33

The following table summarizes the rollforward of the warrants for the two years ended December 31, 2011:

Number of warrants
Outstanding at January 1, 2010	1,168,210
Warrants issued with financing	17,359,983
Additional warrants issued due to anti-dilution provision	12,650,102
Exercised	—

Outstanding at December 31, 2010	31,178,295
Warrants issued with financing	29,148,222
Exercised	(11,190,915)

Outstanding at December 31, 2011	49,135,602

Calculated aggregate fair values and net cash settlement value

The following table summarizes the calculated aggregate fair values and net cash settlement value as of the dates indicated along with the assumptions utilized in each calculation.

	June 30, 2012	December 31, 2011	Net cash settlement as of June 30, 2012(1)
Calculated aggregate value	$20,839,000	$13,087,000	$17,522,000
Exercise price per share of warrant	$0.30	$0.50	$0.25-0.30
Closing price per share of common stock	$0.23	$0.40	$0.23
Volatility	80%	70%	100	%(2)
Probability of Fundamental Transaction or Delisting	50.1%	45.1%	0
Expected term (years)	3.5	3.7	3.6
Risk-free interest rate	0.50%	0.63%	0.54%
Dividend yield	0%	0%	0%

(1)	Represents the net cash settlement value of the warrant as of June 30, 2012, which value was calculated utilizing the Black-Scholes option-pricing model specified in the warrant.
(2)	Represents the volatility assumption used to calculate the net cash settlement value as of June 30, 2012.

	December 31, 2010	Net cash settlement as of December 31, 2010 (1)
Calculated aggregate value	$8,171,518	$11,450,000
Exercise price per share of warrant	$0.50	$0.50
Closing price per share of common stock	$0.51	$0.51
Volatility	63%	100	%(2)
Expected term (years)	4.7	4.7
Risk-free interest rate	1.8%	1.8%
Dividend yield	0%	0%

	December 31, 2011	Net cash settlement as of December 31, 2011 (1)
Calculated aggregate value	$13,087,000	$8,320,000
Exercise price per share of warrant	$0.50	$0.50
Closing price per share of common stock	$0.40	$0.40
Volatility	70%	100	% (2)
Probability of Fundamental Transaction or Delisting	45.1%	—
Expected term (years)	3.7	3.7
Risk-free interest rate	0.63%	0.63%
Dividend yield	0%	0%